Statement of Cash Flow (USD $)	1 Months Ended
Mar. 31, 2015
OPERATING ACTIVITIES
Net Loss	$ (20,842)
Adjustments to reconcile Net Income to net cash provided by (used for) operations:
Accounts Payable	842
Net cash used in Operating Activities	(20,000)
FINANCING ACTIVITIES
Issuance of common stock	75,000
Net cash provided by Financing Activities	75,000
Net cash increase for period	55,000
Cash, at beginning of period
Cash, at end of period	55,000
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes